Consolidated Statements of Shareholders' Equity Attributable to Johnson Controls, Inc. (Parenthetical) - $ / shares	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Cash dividends common, per share	$ 1.04	$ 0.88	$ 0.76
Retained Earnings
Cash dividends common, per share	$ 1.04	$ 0.88	$ 0.76